Offsets	Sep. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-290068
Initial Filing Date	Sep. 05, 2025
Fee Offset Claimed	$ 304.50
Explanation for Claimed Amount	On February 19, 2026, the Company filed Amendment No. 5 to this registration statement on Form F-1 (Registration No. 333-290068), which reflected a filing fee of $776.82 paid directly in connection with the increase in the registered offering amount at that time (the "Unused Fees"). The Company intended for the related shares to be sold on an underwritten basis by the Company's underwriters and listed on the Nasdaq Capital Market. The Company has since decided to offer up to 1,000,000 Common Shares on a self-underwritten, "best efforts," no minimum basis, together with the resale of up to 2,500,000 Common Shares by the Selling Shareholders named in the Resale Prospectus, and intends to apply to have its Common Shares quoted on the OTCQB after this registration statement becomes effective. As a result, the Unused Fees remained available for future offset (calculated at the fee rate in effect on the filing date of the Prior Offering). In accordance with Rule 457(b) under the Securities Act, the Registrant hereby applies $304.50 of the Unused Fees to offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Lorenzo Developments Inc.
Form or Filing Type	F-1
File Number	333-290068
Filing Date	Feb. 19, 2026
Fee Paid with Fee Offset Source	$ 776.82